Contract assets (Tables)	12 Months Ended
Dec. 31, 2022
Contract assets
Explanation of significant changes in contract assets and contract liabilities [text block]

	2022	2021
	$’m	$’m
At January 1,	182	139
Transfers from contract assets recognized at beginning of year to receivables	(176)	(137)
Increases as a result of new contract assets recognized during the year	229	185
Other (including exchange)	4	(5)
Balance as at December 31,	239	182